PIMCO Variable Insurance Trust

(the “Trust”)

Supplement Dated September 29, 2006 to the

Prospectuses for Administrative Class, Institutional Class,

Advisor Class and Class M Shares

As currently disclosed in the Prospectuses, on June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed Pacific Investment Management Company LLC (“PIMCO”) (the Trust’s investment adviser) from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (PIMCO’s parent company), Allianz Global Investors Distributors LLC (“AGID”) (the Trust’s distributor) and certain of their affiliates with respect to the same matter. In connection with an inquiry from the Securities and Exchange Commission (“SEC”) concerning the New Jersey Settlement under Section 9(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), AGID, AGI and certain of their affiliates, including PIMCO (the “Applicants”), sought exemptive relief under Section 9(c) of the 1940 Act.

On September 12, 2006, the SEC issued a permanent order to the Applicants under Section 9(c) of 1940 Act, exempting the Applicants from Section 9(a) of the 1940 Act with respect to the New Jersey Settlement. In order to reflect this development, effective immediately, the first paragraph and fifth paragraph under the heading “Regulatory and Litigation Matters” are deleted in their entirety.

PIMCO Variable Insurance Trust

(the “Trust”)

Supplement Dated September 29, 2006 to the

Statement of Additional Information,

dated February 28, 2006

Effective October 1, 2006, Marilyn A. Alexander will serve as an independent Trustee of the Trust. Ms. Alexander, in her capacity as an independent Trustee, will also serve as a member of the Trust’s Audit Committee and Governance Committee. In order to reflect the addition of Ms. Alexander to the Trust’s Board, the Statement of Additional Information is supplemented by adding the following information to the table beginning on page 42:

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustee

Marilyn A. Alexander Trustee (55)	10/2006 to present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives); Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	88	Trustee, PIMCO Funds; and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, Equity Office Properties, Inc.; Director, New Century Financial Corporation; and Director, Breast Health Awareness Foundation.

*	The information for the individual listed is as of October 1, 2006.

Effective October 1, 2006, the StocksPLUS® Total Return Portfolio’s advisory fee was reduced by 0.05% to 0.44% per annum. Accordingly, effective October 1, 2006, all references in the Statement of Additional Information to the StocksPLUS® Total Return Portfolio’s current advisory fee are revised to reflect this fee reductions.

This Statement of Additional Information is further supplemented by removing the last sentence of the sixth paragraph under the heading “Swap Agreements and Options on Swap Agreements.”

PIMCO Variable Insurance Trust

(the “Trust”)

Supplement Dated September 29, 2006 to the

Statement of Additional Information,

dated May 1, 2006

Effective October 1, 2006, Marilyn A. Alexander will serve as an independent Trustee of the Trust. Ms. Alexander, in her capacity as an independent Trustee, will also serve as a member of the Trust’s Audit Committee and Governance Committee. In order to reflect the addition of Ms. Alexander to the Trust’s Board, the Statement of Additional Information is supplemented by adding the following information to the table beginning on page 50:

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustee

Marilyn A. Alexander Trustee (55)	10/2006 to present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives); Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	88	Trustee, PIMCO Funds; and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, Equity Office Properties, Inc.; Director, New Century Financial Corporation; and Director, Breast Health Awareness Foundation.

*	The information for the individual listed is as of October 1, 2006.

Effective October 1, 2006, the advisory fees for All Asset, All Asset All Authority, StocksPLUS® Growth and Income and StocksPLUS® Total Return Portfolios were reduced. The following table provides the current advisory fee, the reduced advisory fee and the decrease:

Portfolio	Current Advisory Fee	Reduced Advisory Fee	Decrease
All Asset	0.20%	0.175%	-0.025%
All Asset All Authority	0.25%	0.20%	-0.05%
StocksPLUS® Growth and Income	0.35%	0.30%	-0.05%
StocksPLUS® Total Return	0.49%	0.44%	-0.05%

Accordingly, effective October 1, 2006, all references in the Statement of Additional Information to each Portfolio’s current advisory fee are revised to reflect these fee reductions. Additionally, all references in the Statement of Additional Information to the sub-advisory fee payable by PIMCO to Research Affiliates, LLC with respect to the All Asset Portfolio and All Asset All Authority Portfolio are revised, effective October 1, 2006, to reflect a decrease in the sub-advisory fee to 0.175% and 0.20%, respectively.

This Statement of Additional Information is further supplemented by removing the last sentence of the sixth paragraph under the heading “Swap Agreements and Options on Swap Agreements.”